Marketable securities	12 Months Ended
Dec. 31, 2024
Marketable securities
Marketable securities

8. Marketable securities

a. Composition

	Credit Risk	December 31, 2024	December 31, 2023
Private investment fund	AAA	111,313	245,942
		111,313	245,942

The average gross yield of securities is based on 103% CDI on December 31, 2024 (102% CDI on December 31, 2023).